Employee Stock And Incentive Plan (Summary Of Nonvested PSU Transactions) (Details) (Performance Share Units [Member], USD $)	12 Months Ended
Dec. 31, 2011
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units
Granted, Number of Share Units	109,375,000
Performance criteria adjustment, Number of Share Units	30,773,000
Forfeited, Number of Share Units	(2,564,000)
Vested, Number of Share Units
Share unit awards issued, Number of Share Units
Nonvested share units at end of period, Number of Share Units	137,584,000
Nonvested share units at beginning of period, Weighted Average Fair Value
Granted, Weighted Average Fair Value	$ 24.38
Performance criteria adjustment, Weighted Average Fair Value	$ 24.38
Forfeited, Weighted Average Fair Value	$ 24.38
Vested, Weighted Average Fair Value
Share unit awards issued, Weighted Average Fair Value
Nonvested share units at end of period, Weighted Average Fair Value	$ 24.38